Current Assets - Cash And Cash Equivalents - Schedule of cash and cash equivalent (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash at bank and in hand	$ 28,701,791	$ 14,825,532
Short-term deposits	281,700
Cash and cash equivalents	$ 28,983,491	$ 14,825,532	$ 3,790,491	$ 4,171,879